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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07562
Invesco New York Quality Municipal Securities

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco New York Quality Municipal
Securities Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—138.29%
New York—127.38%
Albany Capital Resource Corp. (St. Peters Hospital); Series 2011, RB	6.25%	11/15/38	$500	$506,025

Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (a)	5.00%	12/15/25	500	525,400

Battery Park City Authority; Series 2009 B, RB	5.00%	11/01/34	500	528,280

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, CAB RB (b)	0.00%	07/15/34	1,615	358,643

Series 2009, RB	6.25%	07/15/40	200	201,240

Series 2009, RB	6.38%	07/15/43	200	202,958

Chautauqua (County of) Industrial Development Agency (NRG — Dunkirk Power); Series 2009, Exempt Facility RB	5.88%	04/01/42	650	619,593

Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB	5.25%	05/01/30	405	427,243

Series 2011 A, School Facility RB	5.25%	05/01/31	1,000	1,047,600

Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Solid Waste Disposal Ref. RB (c)	5.20%	12/01/23	500	486,920

Hempstead (Town of) Industrial Development Agency (Adelphi University); Series 2002, Civic Facility RB	5.50%	06/01/32	395	398,089

Hempstead Town Local Development Corp. (Molloy College); Series 2009, Corporate RB	5.75%	07/01/39	460	463,818

Long Island Power Authority; Series 2006 B, Electric System RB	5.00%	12/01/35	1,000	1,003,290

Series 2009 A, Electric System RB	5.75%	04/01/39	635	680,161

Madison (County of) Industrial Development Agency (Colgate University); Series 2003 B, RB	5.00%	07/01/33	1,000	1,007,920

Madison (County of) Industrial Development Agency (Oneida Health Systems, Inc.); Series 2007, Civic Facility RB	5.50%	02/01/32	250	226,772

Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Federal RB	5.00%	11/15/34	500	509,830

Subseries 2004 B-2, Dedicated Tax Federal RB	5.00%	11/15/32	360	372,899

Montgomery (County of) Industrial Development Agency (Hamilton Fulton Montgomery Board of Cooperative Educational Services); Series 2005 A, Lease RB (INS-SGI) (a)	5.00%	07/01/34	1,000	887,260

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement RB	5.88%	01/01/18	500	487,165

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Conv. Asset-Backed RB	5.25%	06/01/26	1,000	863,270

New York (State of) Dormitory Authority; Series 2010 E, General Purpose State Personal Income Tax RB	5.00%	02/15/40	500	513,280

New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, Non State Supported Debt Ref. RB	5.75%	07/01/33	540	578,119

New York (State of) Dormitory Authority (Columbia University); Series 2011, Non State Supported Debt RB	5.00%	10/01/41	555	585,625

New York (State of) Dormitory Authority (Cornell University); Series 2006 A, Non State Supported Debt RB (d)	5.00%	07/01/35	3,990	4,102,398

New York (State of) Dormitory Authority (Court Facilities Lease); Series 2005 A, Non State Supported Debt RB (INS-AMBAC) (a)	5.50%	05/15/27	700	786,310

Series 2005 A, Non State Supported Debt RB (INS-AMBAC) (a)	5.50%	05/15/31	445	486,207

New York (State of) Dormitory Authority (Department of Health); Series 2004, Ref. RB	5.00%	07/01/23	1,000	1,040,480

New York (State of) Dormitory Authority (FIT Student Housing Corp.); Series 2007, Non State Supported Debt RB (INS-NATL) (a)	5.25%	07/01/28	410	415,301

New York (State of) Dormitory Authority (Fordham University); Series 2008 B, Non State Supported Debt RB (INS-AGC) (a)	5.00%	07/01/33	500	508,175

New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, Non State Supported Debt RB (INS-Radian) (a)	5.00%	07/01/41	400	343,092

New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 2003 1, RB	5.00%	07/01/34	1,000	1,005,160

New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement); Series 2007 A, State Supported Debt RB (INS-AGM) (a)	5.00%	02/15/27	500	519,435

New York (State of) Dormitory Authority (Montefiore Hospital); Series 2004, FHA Insured Mortgage RB (INS-NATL) (a)	5.00%	08/01/29	1,000	1,011,440

See accompanying notes which are an integral part of this schedule.
          Invesco New York Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (State of) Dormitory Authority (New York University Hospital Center); Series 2011 A, Non State Supported Debt RB	6.00%	07/01/40	$500	$511,205

New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-AMBAC) (a)	5.50%	07/01/31	500	559,755

Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	285	320,748

New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, Non State Supported Debt RB	6.13%	12/01/29	375	354,870

New York (State of) Dormitory Authority (Pratt Institution); Series 2009 C, Non State Supported Debt RB (INS-AGC) (a)	5.13%	07/01/39	400	404,200

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, Non State Supported Debt RB	5.00%	07/01/40	400	400,708

New York (State of) Dormitory Authority (School District Financing Program); Series 2008 D, Non State Supported Debt RB (INS-AGC) (a)	5.75%	10/01/24	500	560,235

Series 2009 C, Non State Supported Debt RB (INS-AGC) (a)	5.00%	10/01/24	500	542,190

Series 2011 A, Non State Supported Debt RB	5.00%	10/01/25	245	261,386

New York (State of) Dormitory Authority (St. Francis College); Series 2010, Non State Supported Debt RB	5.00%	10/01/40	400	396,324

New York (State of) Dormitory Authority (St. Josephs College); Series 2010, Non State Supported Debt RB	5.25%	07/01/35	500	498,620

New York (State of) Dormitory Authority (The New School); Series 2010, Non State Supported Debt RB	5.50%	07/01/40	555	571,156

New York (State of) Dormitory Authority (Vassar College); Series 2007, Non State Supported Debt RB	5.00%	07/01/46	405	407,620

New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group); Series 2003 B, RB	5.50%	07/01/23	750	762,112

New York (State of) Energy Research & Development Authority; Series 1993, RB (e)	11.96%	04/01/20	1,500	1,515,030

New York (State of) Thruway Authority; Series 2009 A, State Personal Income Tax Transportation RB	5.00%	03/15/25	410	449,979

New York Environmental Facilities Corp.; Series 2010 C, State Revolving RB	5.00%	10/15/39	400	418,200

New York Local Government Assistance Corp. Series 1993 C, Ref. RB	5.50%	04/01/17	2,000	2,346,360

New York Urban Development Corp. (Service Contract); Series 2008 B, Ref. RB	5.25%	01/01/24	750	819,150

New York City (City of) Health & Hospital Corp.; Series 2003 A, Health System RB (INS-AMBAC) (a)	5.25%	02/15/21	2,000	2,105,280

Series 2010 A, Health System RB	5.00%	02/15/30	550	549,296

New York City (City of) Industrial Development Agency (7 World Trade Center); Series 2005 A, Liberty RB	6.25%	03/01/15	450	451,971

New York City (City of) Industrial Development Agency (IAC/Interactive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	545	481,791

New York City (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility RB	5.00%	05/01/25	500	531,010

New York City (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	500	475,990

New York City (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/31	250	218,157

New York City (City of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, Civic Facility RB	6.38%	07/01/31	445	444,978

New York City (City of) Industrial Development Agency (Terminal One Group Association); Series 2005, Special Facility RB (c)(f)	5.50%	01/01/24	2,000	2,053,580

New York City (City of) Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	555	574,197

New York City (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	1,500	1,601,775

Series 2010 FF, Second Generation Water & Sewer RB	5.00%	06/15/31	600	631,860

See accompanying notes which are an integral part of this schedule.
          Invesco New York Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York City (City of) Transitional Finance Authority; Series 2003 D, Future Tax Sec. RB (g) (h)	5.25%	02/01/13	$885	$956,596

Series 2004 C, Future Tax Sec. RB (INS-NATL) (a)	5.00%	02/01/21	500	539,700

Series 2008 S-2, Building Aid RB	6.00%	07/15/33	300	332,247

Series 2009 S-3, Building Aid RB	5.25%	01/15/27	500	533,750

Series 2009 S-3, Building Aid RB	5.25%	01/15/39	500	516,610

Series 2010 A, Future Tax Sec. RB (d)	5.00%	05/01/28	625	671,644

Series 2010 A, Future Tax Sec. RB (d)	5.00%	05/01/29	500	533,800

Series 2010 A, Future Tax Sec. RB (d)	5.00%	05/01/30	500	531,705

Series 2011 E, Future Tax Sec. RB	5.00%	11/01/24	300	339,786

New York City (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Ref. RB (INS-NATL) (a)	5.00%	07/01/36	500	504,170

Series 2008 A-2, VRD RB (j)	0.24%	04/01/27	700	700,000

New York City (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	380	380,391

New York City (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (d)	5.00%	04/01/28	2,250	2,385,068

New York City (City of) Trust for Cultural Resources (Wildlife Conservation Society); Series 2004, RB (INS-NATL) (a)	5.00%	02/01/34	1,000	1,006,000

New York City (City of); Series 2008 A-1, Unlimited Tax GO Bonds (d)	5.25%	08/15/27	1,140	1,227,119

Series 2008 A-1, Unlimited Tax GO Bonds (d)	5.25%	08/15/28	1,140	1,220,495

Series 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	750	818,257

Sub-series 2001 A-6, VRD Unlimited Tax GO Bonds (INS-AGM) (a) (j)	0.45%	11/01/26	600	600,000

Sub-series 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	446,628

Sub-series 2008 L-5, VRD Unlimited Tax GO Bonds (j)	0.75%	04/01/35	700	700,000

Sub-series 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/32	900	944,397

Niagara Falls (City of) Public Water Authority; Series 2005, Water & Sewer System RB (INS-SGI) (a)	5.00%	07/15/26	1,000	1,012,000

Niagara Falls (City of) School District (High School Facility); Series 2005, Ref. COP (INS-AGM) (a)	5.00%	06/15/28	1,000	1,010,350

North Syracuse Central School District (Onondaga County); Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/15/23	940	1,063,798

Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center); Series 1999 A, RB	5.88%	12/01/29	475	426,336

Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	485	460,081

Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	390	389,782

Sales Tax Asset Receivable Corp.; Series 2005 A, RB (INS-AMBAC) (a)	5.00%	10/15/29	1,500	1,548,015

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (c) (f) (g)(i)	6.63%	10/01/13	380	380,027

Suffolk Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	210	210,754

Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. Continuing Care Retirement Community Ref. RB	5.00%	11/01/28	1,000	892,810

Tobacco Settlement Financing Corp.(State Contingency Contract); Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/21	1,000	1,059,980

Triborough Bridge & Tunnel Authority; Series 2002 E, Ref. Sub. RB (INS-NATL) (a)(d)	5.00%	11/15/32	1,000	1,006,460

Triborough Bridge and Tunnel Authority; Series 2003 A, Sub. RB (INS-AMBAC) (a)	5.00%	11/15/28	1,500	1,531,380

Troy Capital Resource Corp. (Rensselaer Polytechnic); Series 2010 A, RB	5.00%	09/01/30	500	502,720

Series 2010 A, RB	5.13%	09/01/40	985	976,076

TSASC, Inc.; Series 2006 1, Tobacco Settlement RB	5.13%	06/01/42	225	151,063

United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/26	815	861,846

Willsboro Central School District; Series 2002, Unlimited Tax Ref. GO Bonds (g)(h)	5.75%	06/15/11	660	668,026

Series 2002, Unlimited Tax Ref. GO Bonds (g)(h)	5.75%	06/15/11	610	617,418

				76,576,416

See accompanying notes which are an integral part of this schedule.
          Invesco New York Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Guam—1.23%
Guam (Government of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	$110	$109,937

Guam (Government of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	500	441,540

Guam Power Authority; Series 2010 A, RB	5.50%	10/01/40	200	185,998

				737,475

Puerto Rico—7.56%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	650	652,002

Puerto Rico Electric Power Authority; Series 2008 WW, Power RB	5.25%	07/01/33	600	577,218

Series 2010 XX, Power RB	5.75%	07/01/36	400	405,056

Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	300	300,939

Puerto Rico (Commonwealth of); Series 1998, Public Improvement Unlimited Tax GO Bonds	5.25%	07/01/16	1,000	1,075,750

Puerto Rico Sales Tax Financing Corp.; First Sub. Series 2010 A, Sales Tax RB	5.38%	08/01/39	235	229,482

First Sub. Series 2010 C, Sales Tax RB	5.25%	08/01/41	325	310,775

First Sub. Series 2010, Sales Tax CAB RB (b)	0.00%	08/01/33	415	278,366

Series 2010 A, CAB RB (b)	0.00%	08/01/35	2,500	501,400

Series 2010 A, Sales Tax CAB RB (b)	0.00%	08/01/34	1,000	218,710

				4,549,698

Virgin Islands—2.12%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	280	292,939

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	467,485

Virgin Islands (Government of) Water & Power Authority; Series A, Electric System RB	5.00%	07/01/22	500	511,420

				1,271,844

TOTAL INVESTMENTS(k)—138.29% (Cost $81,729,644)				83,135,433

Floating Rate Note Obligations—(12.02)%
Notes with interest rates ranging from 0.18% to 0.24% at 05/31/11 and contractual maturities of collateral ranging from 08/15/27 to 07/01/35 (See Note 1D)(l)				(7,225,000)

OTHER ASSETS LESS LIABILITIES—(0.82)%				(492,770)

PREFERRED SHARES (25.45%)				(15,300,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$60,117,663

See accompanying notes which are an integral part of this schedule.
          Invesco New York Quality Municipal Securities

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— AMBAC Assurance Corp.*
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
Conv.	— Convertible
COP	— Certificates of Participation
FHA	— Federal Housing Administration
GO	— General Obligation
INS	— Insurer
NATL	— National Public Finance Guarantee Corp.
PILOT	— Payment-in-Lieu-of-Tax
Radian	— Radian Asset Assurance, Inc.
RB	— Revenue Bonds
Ref.	— Refunding
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount basis.

(c)	Security subject to the alternative minimum tax.

(d)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(e)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,515,030 which represents 2.01% of net assets.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2011 represented 0.63% of the Fund’s Net Assets.

(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
American Municipal Bond Assurance Corp.*	9.1%
National Public Finance Guarantee Corp.	6.7

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $11,678,689 are held by the Dealer Trusts and serve as collateral for the $7,225,000 in floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
          Invesco New York Quality Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
          Invesco New York Quality Municipal Securities

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
          Invesco New York Quality Municipal Securities

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$83,135,433	$—	$83,135,433

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,493,957

Aggregate unrealized (depreciation) of investment securities	(1,039,472)

Net unrealized appreciation of investment securities	$1,454,485

Cost of investments for tax purposes is $81,680,948.
          Invesco New York Quality Municipal Securities

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco New York Quality Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.